Accounts payable (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts payable
Vendor payable	¥ 126,821		¥ 112,317
Shipping charges payable and others	33,786		28,167
Total	160,607	$ 23,286	140,484
Outstanding payment obligations	¥ 16,671		¥ 20,127